Net Income/(Loss) per Share (Calculation of Sohu Group's Basic and Diluted Net Loss per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income/(loss) from continuing operations attributable to Sohu.com Limited, basic	$ (17,343)	$ 69,274	$ (54,975)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, basic	0	858,451	(31,137)
Net income/(loss) attributable to Sohu.com Limited, basic	(17,343)	927,725	(86,112)
Net income/(loss) from continuing operations attributable to Sohu.com Limited, diluted	(17,343)	69,274	(55,367)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, diluted	0	858,431	(31,137)
Net income/(loss) attributable to Sohu.com Limited, diluted	$ (17,343)	$ 927,705	$ (86,504)
Denominator:
Weighted average basic ordinary shares outstanding	34,945	39,501	39,452
Effect of dilutive securities:
Share options and restricted share units	0	0	0
Weighted average diluted ordinary shares outstanding	34,945	39,501	39,452
Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ (0.5)	$ 1.75	$ (1.39)
Discontinued operations	0	21.74	(0.79)
Net income/(loss) per share	(0.5)	23.49	(2.18)
Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	(0.5)	1.75	(1.4)
Discontinued operations	0	21.74	(0.79)
Net income/(loss) per share	$ (0.5)	$ 23.49	$ (2.19)
Changyou [Member]
Effect of dilutive securities:
Incremental dilution	$ 0	$ 0	$ (392)
Sogou [Member]
Effect of dilutive securities:
Incremental dilution	$ 0	$ (20)	$ 0